Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instrument [Abstract]
Summary of Financial Instruments Measured on a Recurring Basis	Fair value hierarchy

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Earnout liabilities	$—	$—	$24,147	$24,147
Earn-in liabilities	—	—	13,384	13,384
Warrant liabilities	6,038	—	3,380	9,418
	$6,038	$—	$40,911	$46,949

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial liabilities at FVTPL
Redeemable preferred shares	$—	$—	$107,862	$107,862

Reconciliation for Recurring Fair Value Measurements Categorized within Level 3 of the Fair Value Hierarchy	Reconciliation for recurring fair value measurements categorized within level 3 of the fair value hierarchy

	Earnout liabilities	Earn-in liabilities	Warrant liabilities	Redeemable preferred shares	Total
Balance as of January 1, 2021	$—	$—	$—	$107,397	$107,397
Settlements	—	—	—	(7,000)	(7,000)
Loss on financial liabilities at FVTPL	—	—	—	7,465	7,465
Balance as of December 31, 2021	—	—	—	107,862	107,862
Issuance	134,423	74,508	21,127	—	230,058
Settlements	—	—	—	(108,149)	(108,149)
(Gains) losses on financial liabilities at FVTPL	(110,276)	(61,124)	(17,747)	287	(188,860)
Balance as of December 31, 2022	$24,147	$13,384	$3,380	$—	$40,911

Summary of Valuation Techniques and Inputs Applied for Level 3 Fair Value Measurement

Financial Instruments	Valuation Techniques and Key Inputs	Significant Unobservable Inputs	Relationship and Sensitivity of Unobservable Inputs to Fair Value
Warrant liabilities - Public Warrants	Quoted prices in an active market	N/A	N/A
Warrant liabilities - Private Placement Warrants	Monte Carlo simulation: Volatility and risk-free rate	Volatility (December 31, 2022: 56.0%)	10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $798 thousand / ($1,179 thousand) as of December 31, 2022
Earnout liabilities	Monte Carlo simulation: Volatility and risk-free rate	Volatility (December 31, 2022: 78.2%)	10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $2,961 thousand / ($3,883 thousand) as of December 31, 2022
Earn-in liabilities	Monte Carlo simulation: Volatility and risk-free rate	Volatility (December 31, 2022: 78.2%)	10% increase / (decrease) in the volatility would result in increase / (decrease) in fair value by approximately $1,641 thousand / ($2,153 thousand) as of December 31, 2022
Redeemable preferred shares	Discounted cash flow: Discounted rate	Discount rate (December 31, 2022: N/A; December 31, 2021: 6.75%)	1% increase / (decrease) in the discount rate would result in decrease / (increase) in fair value by approximately $41 thousand / ($41 thousand) as of December 31, 2021

Summary of Financial Asset Instruments	Categories of financial instruments

	As of December 31,
	2022	2021
Financial assets

Financial assets at amortized cost (Note i)	$261,717	$268,420

Financial liabilities

Financial liabilities at FVTPL	46,949	107,862
Financial liabilities at amortized cost (Note ii)	445,988	515,665
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, bonds, notes and trade payables, and other financial liabilities.

Summary of Financial Liabilities Instruments

	As of December 31,
	2022	2021
Earnout liabilities (Note a)	$24,147	$—
Earn-in liabilities (Note b)	13,384	—
Warrant liabilities (Note c)	9,418	—
Redeemable preferred shares (Note d)	—	107,862
	$46,949	$107,862
Categories of financial instruments

	As of December 31,
	2022	2021
Financial assets

Financial assets at amortized cost (Note i)	$261,717	$268,420

Financial liabilities

Financial liabilities at FVTPL	46,949	107,862
Financial liabilities at amortized cost (Note ii)	445,988	515,665
i.The balances included financial assets measured at amortized cost, which comprised cash and cash equivalents, trade receivables and other financial assets.
ii.The balances included financial liabilities measured at amortized cost, which comprise bank loans, bonds, notes and trade payables, and other financial liabilities.

Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities

	For the Year Ended December 31, 2022
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$334,317	$82,725	$—	$—	$900	$(36,768)	$381,174
Bonds	100,000	(102,594)	—	—	2,594	—	—
Redeemable preferred shares	107,862	(108,149)	—	287	—	—	—
Earnout liabilities	—	—	134,423	(110,276)	—	—	24,147
Earn-in liabilities	—	—	74,508	(61,124)	—	—	13,384
Warrant liabilities	—	—	44,243	(34,825)	—	—	9,418
Lease liabilities	26,742	(12,886)	—	—	10,102	(2,485)	21,473
Guarantee deposits received	1,027	335	—	—	—	(111)	1,251
	$569,948	$(140,569)	$253,174	$(205,938)	$13,596	$(39,364)	$450,847

	For the Year Ended December 31, 2021
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$248,617	$81,099	$—	$—	$—	$4,601	$334,317
Bonds	100,000	—	—	—	—	—	100,000
Redeemable preferred shares	107,397	(7,000)	—	7,465	—	—	107,862
Lease liabilities	30,342	(12,232)	—	—	8,233	399	26,742
Guarantee deposits received	1,114	(103)	—	—	—	16	1,027
	$487,470	$61,764	$—	$7,465	$8,233	$5,016	$569,948

	For the Year Ended December 31, 2020
	Balance as of January 1	Financing Cash Flows	Non-cash Recognition	Changes in Fair Values	Other Changes*	Exchange Differences on Translation	Balance as of December 31
Bank loans	$135,299	$99,346	$—	$—	$—	$13,972	$248,617
Bonds	100,000	—	—	—	—	—	100,000
Redeemable preferred shares	—	98,785	—	8,612	—	—	107,397
Lease liabilities	30,472	(10,910)	—		8,845	1,935	30,342
Guarantee deposits received	1,001	44	—	—	—	69	1,114
	$266,772	$187,265	$—	$8,612	$8,845	$15,976	$487,470
*Other changes mainly include interest accruals and payments, new leases and lease modifications.

Sensitivity Analysis for Currency Risk
The following table details the Company’s sensitivity to a 1% increase and decrease in NTD against USD. The sensitivity analysis included only outstanding foreign currency denominated monetary items. A positive number below indicated an increase in pre-tax profit (loss) or equity associated with a 1% strengthening of NTD against USD. For a 1% weakening of NTD against USD, there would be an equal and opposite impact on equity, and the balances below would be negative.

	For the Year Ended December 31
	2022	2021	2020
Profit or loss	$(42)	$(90)	$(1,037)
Equity	2,350	2,067	2,412

Summary of Assets and Liabilities Interest Rate Risk	The carrying amount of the Company’s financial assets and financial liabilities with exposure to interest rates at the end of the reporting period were as follows.

	As of December 31,
	2022	2021
Fair value interest rate risk
Financial assets	$184,669	$204,747
Financial liabilities	68,422	134,604
Cash flow interest rate risk
Financial assets	56,357	42,426
Financial liabilities	381,599	434,898

Summary of Maturity Analysis for Non-Derivative Financial Liabilities
The following table details the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods. The tables had been drawn up based on the undiscounted cash flows of financial liabilities from the earliest date on which the Company can be required to pay. The tables included both interest and principal cash flows. To the extent that interest flows are floating rate, the undiscounted amount was derived from the interest rate curve at the end of the reporting period.

	As of December 31, 2022
	Interest Rate	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
Non-derivative financial liabilities

Non-interest bearing liabilities		$43,341	$18,740	$1,395	$1,308	$31
Lease liabilities	1.20%-2.81%	990	1,980	7,421	11,703	—
Variable interest rate liabilities	1.70%-2.94%	5,501	26,376	56,106	293,618	—
		$49,832	$47,096	$64,922	$306,629	$31

	As of December 31, 2021
	Interest Rate	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
Non-derivative financial liabilities

Non-interest bearing liabilities		$44,998	$34,661	$49	$1,027	$33
Lease liabilities	1.20%-2.40%	1,124	2,071	8,346	15,919	—
Fixed interest rate liabilities	7.00%	108,110	—	—	—	—
Variable interest rate liabilities	0.90%-4.12%	74,964	19,147	144,436	196,351	—
		$229,196	$55,879	$152,831	$213,297	$33

Summary of Bank Credit Limit

	As of December 31,
	2022	2021
Bank loans - Syndicated loans (Note a)	$221,405	$224,852
Bank loans - Loans for batteries (Note b)	111,611	87,608
Bank loans - Loans for procurement and operating capital	48,158	21,857
Bonds (Note c)	—	100,000
	$381,174	$434,317

Current	87,982	238,434
Non-current	293,192	195,883
	$381,174	$434,317

Interest rates
Bank loans - Syndicated loans - Loans payables	2.74%-2.93%	2.08%-2.19%
Bank loans - Syndicated loans - Bills payables	—	1.88%
Bank loans - Loans for batteries	2.94%	2.19%
Bank loans - Loans for procurement and operating capital	1.70%-2.29%	0.90%-1.23%
Bonds	—	4.12%
Syndicated loans

	As of December 31,
	2022	2021
Loans payables	$221,405	$152,712
Bills payables	—	72,140
	$221,405	$224,852

Current	$13,774	$116,577
Non-current	207,631	108,275
	$221,405	$224,852
Loans for batteries

	As of December 31,
	2022	2021
Loans for batteries	$111,611	$87,608

Current	$26,050	$—
Non-current	85,561	87,608
	$111,611	$87,608
In July 2018, Gogoro issued unsecured bonds with an notional amount of $100,000 thousand. The major terms of the unsecured bonds were as follows:

Maturity Date	Interest Rate	Payments
July 2022	1st year: 300bps + 90-day Libor rate. 2nd year and 3rd year: 350bps + 90-day Libor rate. 4th year: 400bps + 90-day Libor rate.	Redemption of notional amount: Maturity date Interest payment: Quarterly
Bank credit limit

	As of December 31,
	2022	2021
Unsecured bank general credit limit
Amount used*	$401,500	$335,983
Amount unused	126,667	222,225
	$528,167	$558,208
*The calculation of amount used was based on the initial drawdown of the bank loans, and would not be affected before the Company repaid the full amount of the bank loans. The amount used included guarantees for customs duties and government grants.